PROPERTY, PLANT AND EQUIPMENT - Schedule of Infrastructure Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 67,294
Changes in basis of accounting	2,600
Balance, end of period	89,264	$ 67,294
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	54,907
Balance, end of period	77,433	54,907
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	22,351
Balance, end of period	24,965	22,351
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(9,964)
Balance, end of period	(13,134)	(9,964)
Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	13,650
Balance, end of period	23,772	13,650
Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	12,059	9,253
Additions, net of disposals and assets reclassified as held for sale	273	643
Acquisitions through business combinations	8,710	2,945
Foreign currency translation	205	(782)
Balance, end of period	22,454	12,059
Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	3,480	3,272
Dispositions and assets reclassified as held for sale	(453)	0
Fair value changes	715	472
Foreign currency translation	35	(264)
Balance, end of period	3,777	3,480
Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,889)	(1,622)
Depreciation expenses	(774)	(437)
Dispositions and assets reclassified as held for sale	232	38
Foreign currency translation	(28)	132
Balance, end of period	(2,459)	(1,889)
Utilities [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	4,808
Balance, end of period	4,958	4,808
Utilities [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	4,020	3,473
Additions, net of disposals and assets reclassified as held for sale	7	422
Acquisitions through business combinations	0	394
Foreign currency translation	138	(269)
Balance, end of period	4,186	4,020
Utilities [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,401	1,256
Dispositions and assets reclassified as held for sale	(416)	0
Fair value changes	347	218
Foreign currency translation	36	(73)
Balance, end of period	1,368	1,401
Utilities [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(613)	(509)
Depreciation expenses	(171)	(148)
Dispositions and assets reclassified as held for sale	204	5
Foreign currency translation	(16)	39
Balance, end of period	(596)	(613)
Transport | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,551
Balance, end of period	8,204	2,551
Transport | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,485	2,655
Additions, net of disposals and assets reclassified as held for sale	171	73
Acquisitions through business combinations	5,284	0
Foreign currency translation	9	(243)
Balance, end of period	8,305	2,485
Transport | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	810	873
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	45	18
Foreign currency translation	(6)	(81)
Balance, end of period	849	810
Transport | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(744)	(687)
Depreciation expenses	(178)	(147)
Dispositions and assets reclassified as held for sale	(25)	22
Foreign currency translation	(3)	68
Balance, end of period	(950)	(744)
Energy [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	5,011
Balance, end of period	8,803	5,011
Energy [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	4,681	2,630
Additions, net of disposals and assets reclassified as held for sale	164	146
Acquisitions through business combinations	3,332	2,111
Foreign currency translation	69	(206)
Balance, end of period	8,443	4,681
Energy [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	822	629
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	317	224
Foreign currency translation	5	(31)
Balance, end of period	1,144	822
Energy [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(492)	(383)
Depreciation expenses	(328)	(134)
Dispositions and assets reclassified as held for sale	46	7
Foreign currency translation	(10)	18
Balance, end of period	(784)	(492)
Data Infrastructure [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	444
Balance, end of period	1,043	444
Data Infrastructure [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	444	0
Additions, net of disposals and assets reclassified as held for sale	(44)	4
Acquisitions through business combinations	94	440
Foreign currency translation	4	0
Balance, end of period	1,131	444
Data Infrastructure [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	0	0
Foreign currency translation	0	0
Balance, end of period	0	0
Data Infrastructure [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation expenses	(87)	0
Dispositions and assets reclassified as held for sale	0	0
Foreign currency translation	(1)	0
Balance, end of period	(88)	0
Sustainable Resources [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	836
Balance, end of period	764	836
Sustainable Resources [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	429	495
Additions, net of disposals and assets reclassified as held for sale	(25)	(2)
Acquisitions through business combinations	0	0
Foreign currency translation	(15)	(64)
Balance, end of period	389	429
Sustainable Resources [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	447	514
Dispositions and assets reclassified as held for sale	(37)	0
Fair value changes	6	12
Foreign currency translation	0	(79)
Balance, end of period	416	447
Sustainable Resources [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(40)	(43)
Depreciation expenses	(10)	(8)
Dispositions and assets reclassified as held for sale	7	4
Foreign currency translation	2	7
Balance, end of period	(41)	(40)
Property, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	5,400
Property, plant and equipment [member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	2,200
Property, plant and equipment [member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	1,207	0
Property, plant and equipment [member] | Utilities [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	21	0
Property, plant and equipment [member] | Transport | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	356	0
Property, plant and equipment [member] | Energy [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	197	0
Property, plant and equipment [member] | Data Infrastructure [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	633	0
Property, plant and equipment [member] | Sustainable Resources [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	$ 0	$ 0